DIRECTORS LOAN (Details 1) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2019
DIRECTORS LOAN
Current portion	$ 966,304	$ 784,947
Total	$ 966,304	$ 784,947	$ 648,005	$ 1,000,000